AB International Growth Portfolio

Portfolio of Investments

March 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Information Technology – 32.1%
Electronic Equipment, Instruments & Components – 1.3%
Halma PLC	20,735	$1,058,123

IT Services – 4.6%
Netcompany Group A/S(a) (b)	16,016	981,965
Shopify, Inc. - Class A(b)	4,588	544,229
Wix.com Ltd.(b) (c)	22,989	2,070,619

		3,596,813

Semiconductors & Semiconductor Equipment – 19.3%
ASML Holding NV	3,079	4,094,319
BE Semiconductor Industries NV	11,749	2,516,563
SK hynix, Inc.	3,131	1,776,419
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	20,434	6,905,670

		15,292,971

Software – 4.8%
Constellation Software, Inc./Canada	867	1,521,965
Monday.com Ltd.(b)	8,265	571,194
SAP SE	9,864	1,681,640

		3,774,799

Technology Hardware, Storage & Peripherals – 2.1%
Topicus.com, Inc.(b)	25,520	1,686,657

		25,409,363

Industrials – 26.5%
Aerospace & Defense – 2.6%
Safran SA	6,327	2,070,380

Air Freight & Logistics – 1.5%
DSV A/S	2,326	561,748
Mainfreight Ltd.	19,780	656,874

		1,218,622

Building Products – 2.8%
Kingspan Group PLC	25,882	2,213,167

Electrical Equipment – 2.2%
Schneider Electric SE	6,427	1,750,597

Ground Transportation – 2.4%
Canadian Pacific Kansas City Ltd.(c)	23,574	1,855,112

Industrial Conglomerates – 1.1%
Lifco AB - Class B	28,192	852,875

Machinery – 5.0%
RENK Group AG	12,908	771,533
Trelleborg AB - Class B	22,872	855,401
Weir Group PLC (The)	61,374	2,301,692

		3,928,626

Company	Shares	U.S. $ Value

Passenger Airlines – 1.7%
Ryanair Holdings PLC	48,497	$1,365,280

Professional Services – 1.5%
Experian PLC	35,272	1,220,217

Trading Companies & Distributors – 5.7%
AddTech AB - Class B	27,390	939,886
Beijer Ref AB - Class B(c)	150,241	2,082,809
Diploma PLC	18,815	1,502,227

		4,524,922

		20,999,798

Consumer Discretionary – 17.1%
Broadline Retail – 4.8%
MercadoLibre, Inc.(b)	784	1,355,552
Sea Ltd. (ADR)(b)	29,612	2,452,170

		3,807,722

Hotels, Restaurants & Leisure – 6.8%
Atour Lifestyle Holdings Ltd. (ADR)	39,389	1,449,909
DPC Dash Ltd. - Class H(b) (c)	140,300	855,270
InterContinental Hotels Group PLC	12,269	1,617,972
Yum China Holdings, Inc.	30,368	1,481,351

		5,404,502

Leisure Products – 2.6%
H World Group Ltd. (ADR)	41,380	2,081,000

Textiles, Apparel & Luxury Goods – 2.9%
ANTA Sports Products Ltd. - Class H	103,800	1,014,715
LVMH Moet Hennessy Louis Vuitton SE	2,277	1,244,720

		2,259,435

		13,552,659

Financials – 10.5%
Banks – 4.8%
HDFC Bank Ltd. (ADR)	43,062	1,071,383
NU Holdings Ltd./Cayman Islands - Class A(b)	71,095	1,021,635
Standard Chartered PLC	80,265	1,672,711

		3,765,729

Capital Markets – 4.6%
3i Group PLC	77,732	2,533,364
Futu Holdings Ltd. (ADR)(b)	7,999	1,093,943

		3,627,307

Financial Services – 1.1%
Adyen NV(b) (c)	879	879,748

		8,272,784

Communication Services – 5.2%
Interactive Media & Services – 4.4%
Tencent Holdings Ltd. - Class H	55,050	3,472,132

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 0.8%
Tencent Music Entertainment Group (ADR)	72,242	$670,406

		4,142,538

Health Care – 4.3%
Health Care Equipment & Supplies – 3.2%
Ambu A/S - Class B	150,417	1,607,550
Straumann Holding AG (REG)	8,717	912,000

		2,519,550

Pharmaceuticals – 1.1%
Novo Nordisk A/S - Class B	24,914	911,715

		3,431,265

Materials – 2.0%
Chemicals – 2.0%
IMCD NV	14,997	1,569,374

Consumer Staples – 1.3%
Beverages – 1.3%
Budweiser Brewing Co. APAC Ltd. - Class H(a) (c)	1,071,500	990,460

Total Common Stocks (cost $81,804,753)		78,368,241

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(d) (e) (f) (cost $200,559)	200,559	200,559

Total Investments Before Security Lending Collateral for Securities Loaned – 99.2% (cost $82,005,312)		78,568,800

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.7%
Investment Companies – 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(d) (e) (f) (cost $2,907,699)	2,907,699	2,907,699

Total Investments – 102.9% (cost $84,913,011)(g)		81,476,499
Other assets less liabilities – (2.9)%		(2,317,127)

Net Assets – 100.0%		$79,159,372

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $1,972,425 or 2.5% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.

(e)	Affiliated investments.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)

As of March 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,585,724 and gross unrealized depreciation of investments was $(14,022,236), resulting in net unrealized depreciation of $(3,436,512).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2026 (unaudited)

15.3%	China
13.6%	United Kingdom
11.5%	Netherlands
8.8%	Taiwan
7.1%	Canada
6.0%	Sweden
5.2%	Denmark
4.5%	United States
4.2%	France
3.1%	Germany
3.1%	Singapore
3.0%	Brazil
2.8%	Ireland
11.5%	Others
0.3%	Short-term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.6% or less in the following: Hong Kong, India, Israel, Italy, New Zealand, South Korea and Switzerland.

AB International Growth Portfolio

March 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$13,300,334	$12,109,029		$—	$25,409,363
Industrials	2,511,986	18,487,812		—	20,999,798
Consumer Discretionary	9,675,252	3,877,407		—	13,552,659
Financials	3,186,961	5,085,823		—	8,272,784
Communication Services	670,406	3,472,132		—	4,142,538
Health Care	—	3,431,265		—	3,431,265
Materials	—	1,569,374		—	1,569,374
Consumer Staples	—	990,460		—	990,460
Short-Term Investments	200,559	—		—	200,559
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,907,699	—		—	2,907,699

Total Investments in Securities	32,453,197	49,023,302	(a)	—	81,476,499
Other Financial Instruments(b)	—	—		—	—

Total	$32,453,197	$49,023,302		$—	$81,476,499

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2026 is as follows:

Fund	Market Value 06/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$617	$18,205	$18,621	$201	$11
AB Government Money Market Portfolio*	0	13,062	10,154	2,908	28
Total	$617	$31,267	$28,775	$3,109	$39

*	Investments of cash collateral for securities lending transactions.